Liquidity and Management's Plan (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Jan. 25, 2021	Dec. 31, 2020
Liquidity and Management's Plan (Details) [Line Items]
Net loss	$ (11,277)	$ (47,183)
Accumulated deficit		99,159
Cash used in operating activities		18,461
Cash and cash equivalents	5,453	5,453
Convertible debentures				$ 28,000	$ 28,000	$ 11,812	$ 3,656
Net loss			$ 38,488
Accumulated deficit			51,976
Cash used in operating activities			15,055
Cash and cash equivalents	$ 10,454	$ 10,454	6,856					$ 8,123
Non-binding letter of intent			$ 301,300
Equity outstanding percentage			100.00%
Cash			$ 201,300
Equity proceeds			100,000
Previously Reported [Member]
Liquidity and Management's Plan (Details) [Line Items]
Cash and cash equivalents			1,856
Cash			$ 1,092